Available-For-Sale Marketable Securities (Contractual Maturities Of The Available-For-Sale Marketable Securities) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Available-for-sale Securities [Abstract]
2015	$ 0
2016	2,974
2017	1,893
2018	5,179
2019 and after	2,002
Total contractual maturities of the available for sale securities	$ 12,048